Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2016
Supplementary Insurance Information [Abstract]
Schedule III-Supplementary Insurance Information
Schedule III — Supplementary Insurance Information

	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenue	Net investment income	Benefits claims, losses and settlement expenses	Other operating expenses*
	(in thousands)
2016	$289,303	$3,159	$96,654	$4,519	$2,437	$3,037	$1,155
2015	$216,602	$4,004	$107,075	$21,669	$5,965	$16,327	$6,689
2014	$210,978	$4,281	$108,426	$23,702	$6,834	$15,941	$7,755
* Includes underwriting, general and administrative expenses and goodwill impairment.